INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 68	$ 0
Finished products	166	0
Inventory, Net	$ 234	$ 0